UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Global Shareholder Yield Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 98.0%		$2,639,535,205
(Cost $2,269,388,032)
Australia 3.4%		90,280,771
BHP Billiton, Ltd.	790,730	17,633,300
Commonwealth Bank of Australia	256,830	16,642,292
South32, Ltd. (I)	790,730	1,323,969
Telstra Corp., Ltd.	7,820,030	37,094,353
Westpac Banking Corp.	686,451	17,586,857
Canada 4.7%		125,319,217
BCE, Inc.	1,094,680	47,973,673
Potash Corp. of Saskatchewan, Inc.	963,460	30,329,721
Rogers Communications, Inc., Class B	790,760	27,208,604
Shaw Communications, Inc., Class B	897,350	19,807,219
France 8.1%		219,159,597
AXA SA	647,140	16,260,195
Electricite de France SA	1,224,860	30,084,815
Sanofi	182,870	18,009,065
SCOR SE	863,700	29,568,128
Total SA	718,980	36,283,578
Unibail-Rodamco SE	97,535	25,038,425
Vinci SA	665,110	39,433,762
Vivendi SA	963,503	24,481,629
Germany 6.9%		186,893,557
Allianz SE	121,130	19,043,550
BASF SE	319,660	29,656,276
Daimler AG	284,850	26,717,402
Deutsche Post AG	406,010	12,269,489
Deutsche Telekom AG	2,548,350	43,960,613
Muenchener Rueckversicherungs AG	198,550	36,688,853
Siemens AG	176,120	18,557,374
Italy 1.4%		38,053,783
Terna Rete Elettrica Nazionale SpA	7,969,210	38,053,783
Netherlands 2.0%		53,339,156
Royal Dutch Shell PLC, ADR, Class A	614,700	36,709,884
Wolters Kluwer NV	534,980	16,629,272
Norway 2.4%		64,118,486
Orkla ASA	2,576,430	20,206,212
Statoil ASA	1,577,020	29,443,908
Yara International ASA	287,160	14,468,366
Spain 0.8%		21,283,475
Gas Natural SDG SA	865,870	21,283,475
Sweden 1.2%		33,081,250
Svenska Handelsbanken AB, A Shares	2,193,870	33,081,250
Switzerland 4.1%		110,362,904
Nestle SA	197,360	15,290,859
Novartis AG	289,420	29,703,609
Roche Holding AG	65,055	19,833,396
Swisscom AG	78,550	45,535,040

2SEE NOTES TO FUND'S INVESTMENTS

Global Shareholder Yield Fund

	Shares	Value
United Kingdom 18.3%		$493,183,284
Aberdeen Asset Management PLC	2,318,400	15,852,874
Amec Foster Wheeler PLC	1,219,070	17,740,568
AstraZeneca PLC, ADR	377,990	25,533,225
BAE Systems PLC	5,271,670	41,584,867
British American Tobacco PLC	545,130	30,110,222
Diageo PLC, ADR	108,750	12,066,900
GlaxoSmithKline PLC	1,771,110	39,352,593
Imperial Tobacco Group PLC	1,039,370	53,597,787
National Grid PLC	3,621,770	51,859,663
Pearson PLC	1,140,670	22,827,787
Rio Tinto PLC	460,980	20,160,668
SSE PLC	1,843,980	46,958,322
Unilever PLC	437,430	19,348,798
United Utilities Group PLC	2,847,823	43,391,490
Vodafone Group PLC	13,506,712	52,797,520
United States 44.7%		1,204,459,725
AbbVie, Inc.	358,940	23,901,815
Altria Group, Inc.	948,900	48,583,677
Ameren Corp.	974,740	39,213,790
Apple, Inc.	126,725	16,509,733
Arthur J. Gallagher & Company	302,880	14,674,536
AT&T, Inc.	1,419,220	49,019,859
Automatic Data Processing, Inc.	190,670	16,304,192
CenturyLink, Inc.	1,204,610	40,041,236
CME Group, Inc.	210,900	19,866,780
ConocoPhillips	324,170	20,643,146
Corrections Corp. of America	917,485	32,258,773
Duke Energy Corp.	549,598	41,621,057
Emerson Electric Company	347,420	20,952,900
Enterprise Products Partners LP	1,029,990	33,392,276
Health Care REIT, Inc.	637,040	44,758,430
Iron Mountain, Inc.	551,890	20,127,428
Johnson & Johnson	152,590	15,280,363
Kimberly-Clark Corp.	216,490	23,567,101
Kinder Morgan, Inc.	1,064,426	44,163,035
KLA-Tencor Corp.	223,240	13,318,498
Lockheed Martin Corp.	148,040	27,861,128
Lorillard, Inc.	705,440	51,130,291
MarkWest Energy Partners LP	237,830	15,370,953
McDonald's Corp.	159,290	15,280,690
Merck & Company, Inc.	337,660	20,560,117
Microchip Technology, Inc.	399,310	19,618,100
Microsoft Corp.	390,320	18,290,395
Occidental Petroleum Corp.	241,120	18,853,173
People's United Financial, Inc.	1,149,640	17,888,398
PepsiCo, Inc.	163,780	15,793,305
Philip Morris International, Inc.	554,125	46,031,164
PPL Corp.	1,157,550	40,178,561
Regal Entertainment Group, Class A	930,930	19,512,293
Reynolds American, Inc.	700,990	53,800,983
RR Donnelley & Sons Company	1,085,710	20,823,918
Seagate Technology PLC	321,900	17,910,516

SEE NOTES TO FUND'S INVESTMENTS3

Global Shareholder Yield Fund

			Shares	Value
United States (continued)
	Targa Resources Partners LP		419,640	$18,141,037
	TECO Energy, Inc.		1,663,390	31,354,902
	The Coca-Cola Company		348,820	14,287,667
	The Dow Chemical Company		485,650	25,287,796
	The Southern Company		422,850	18,474,317
	Verizon Communications, Inc.		898,474	44,420,555
	Waste Management, Inc.		316,260	15,702,309
	Wells Fargo & Company		408,300	22,848,468
	Wisconsin Energy Corp.		348,800	16,840,064
	Yield (%)		Shares	Value
Short-term investments 1.3%				$36,408,977
(Cost $36,408,977)
Money market funds 1.3%				36,408,977
Fidelity Institutional Money Market Goverment Portfolio	0.0100(Y	)	36,408,977	36,408,977
Total investments (Cost $2,305,797,009)† 99.3%				$2,675,944,182
Other assets and liabilities, net 0.7%				$18,291,097
Total net assets 100.0%				$2,694,235,279

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,311,716,887. Net unrealized appreciation aggregated $364,227,295, of which $413,293,094 related to appreciated investment securities and $49,065,799 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-15:

Utilities	15.6%
Consumer staples	15.0%
Telecommunication services	14.4%
Financials	14.2%
Energy	10.0%
Industrials	7.3%
Health care	7.1%
Consumer discretionary	5.4%
Materials	5.2%
Information technology	3.8%
Short-term investments and other	2.0%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$90,280,771	—	$90,280,771	—
Canada	125,319,217	$125,319,217	—	—
France	219,159,597	—	219,159,597	—
Germany	186,893,557	—	186,893,557	—
Italy	38,053,783	—	38,053,783	—
Netherlands	53,339,156	36,709,884	16,629,272	—
Norway	64,118,486	—	64,118,486	—
Spain	21,283,475	—	21,283,475	—
Sweden	33,081,250	—	33,081,250	—
Switzerland	110,362,904	—	110,362,904	—
United Kingdom	493,183,284	37,600,125	455,583,159	—
United States	1,204,459,725	1,204,459,725	—	—
Short-term investments	36,408,977	36,408,977	—	—
Total investments in securities	$2,675,944,182	$1,440,497,928	$1,235,446,254	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q1	05/15
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		7/15

John Hancock

International Core Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	International Core Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 95.9%		$1,681,508,861
(Cost $1,647,572,890)
Australia 0.2%		4,151,782
BGP Holdings PLC	2,714,128	125,199
Woodside Petroleum, Ltd.	144,350	4,026,583
Austria 0.4%		6,849,932
OMV AG	102,028	2,894,849
voestalpine AG	95,127	3,955,083
Belgium 1.0%		16,786,975
Delhaize Group SA	94,824	8,464,176
Proximus	150,414	5,222,708
Solvay SA	18,002	2,489,718
Umicore SA	12,429	610,373
Canada 1.1%		18,698,786
Canadian Natural Resources, Ltd.	89,400	2,759,064
Cenovus Energy, Inc.	101,600	1,676,449
Imperial Oil, Ltd.	23,900	937,473
Suncor Energy, Inc.	455,900	13,325,800
Denmark 1.0%		17,335,491
AP Moeller - Maersk A/S, Class B	2,634	5,077,023
Carlsberg A/S, Class B	24,475	2,247,413
Novo Nordisk A/S, Class B	41,698	2,365,540
Pandora A/S	27,496	2,756,992
TDC A/S	179,924	1,343,686
Vestas Wind Systems A/S	69,470	3,544,837
Finland 0.8%		14,955,457
Fortum OYJ	227,732	4,332,735
Metso OYJ	14,684	423,676
Neste Oil OYJ	81,705	2,072,575
Nokia OYJ	282,516	2,067,079
Stora Enso OYJ, Series R	78,673	824,519
Tieto OYJ	56,426	1,292,914
UPM-Kymmene OYJ	219,348	3,941,959
France 15.6%		273,671,848
AXA SA	110,528	2,777,153
BNP Paribas SA	37,408	2,253,204
Bouygues SA	122,642	4,823,547
Carrefour SA (L)	86,748	2,940,802
Casino Guichard Perrachon SA	26,009	2,038,375
Christian Dior SE	9,146	1,831,532
Cie de Saint-Gobain	128,785	5,990,065
Cie Generale des Etablissements Michelin (L)	89,637	9,590,656
Credit Agricole SA	160,793	2,397,083
Electricite de France SA (L)	117,583	2,888,055
GDF Suez	800,020	16,126,359
Hermes International	785	306,466
LVMH Moet Hennessy Louis Vuitton SE	13,603	2,416,517
Orange SA	1,181,667	18,627,704
Peugeot SA (I)	184,655	3,843,534

2SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
France (continued)
Rallye SA (L)	28,655	$917,856
Renault SA	394,056	40,794,291
Rexel SA	55,042	1,008,157
Sanofi	262,796	25,880,190
Schneider Electric SE	170,505	12,854,391
Societe Generale SA (L)	33,363	1,554,517
Suez Environnement Company	150,706	2,903,392
Total SA (L)	1,497,252	75,559,348
Valeo SA (L)	15,628	2,489,554
Vallourec SA	59,339	1,466,506
Veolia Environnement SA	194,488	4,048,695
Vinci SA	92,017	5,455,604
Vivendi SA	782,727	19,888,295
Germany 9.2%		161,032,118
Allianz SE	13,561	2,132,004
Aurubis AG	67,414	4,192,625
BASF SE	387,692	35,967,907
Bayerische Motoren Werke AG	93,551	10,364,424
Bilfinger SE	20,081	853,309
Daimler AG	275,330	25,824,477
Deutsche Lufthansa AG (I)	249,681	3,519,512
Deutsche Telekom AG	1,013,267	17,479,482
E.ON SE	965,650	14,209,556
Freenet AG	18,094	595,977
Fresenius Medical Care AG & Company KGaA	37,305	3,195,189
HeidelbergCement AG	29,552	2,400,347
K+S AG (L)	168,577	5,499,955
Leoni AG	50,845	3,319,232
Metro AG	95,563	3,328,097
Muenchener Rueckversicherungs AG	6,801	1,256,716
ProSiebenSat.1 Media AG	101,133	4,843,217
Rheinmetall AG	6,591	347,060
RWE AG	296,516	6,932,695
Salzgitter AG	37,867	1,376,356
Siemens AG	112,831	11,888,752
Volkswagen AG	6,236	1,505,229
Hong Kong 0.8%		14,575,039
Cheung Kong Property Holdings, Ltd. (I)	106,500	646,940
CK Hutchison Holdings, Ltd.	106,500	1,660,557
Hongkong Land Holdings, Ltd.	49,300	424,299
Hutchison Whampoa, Ltd.	133,000	1,973,017
Noble Group, Ltd.	3,343,900	1,968,541
Sun Hung Kai Properties, Ltd.	154,589	2,614,291
Swire Pacific, Ltd.	253,000	3,395,402
The Wharf Holdings, Ltd.	275,000	1,891,992
Ireland 0.4%		7,218,018
CRH PLC	163,844	4,589,170
Shire PLC	30,077	2,601,379
XL Group PLC	729	27,469

SEE NOTES TO FUND'S INVESTMENTS3

International Core Fund

	Shares	Value
Israel 0.7%		$12,055,539
Check Point Software Technologies, Ltd. (I)	105,300	8,921,016
Partner Communications Company, Ltd. (I)	78,394	187,770
Teva Pharmaceutical Industries, Ltd.	48,756	2,946,753
Italy 4.5%		79,784,710
A2A SpA	1,138,046	1,420,005
Enel SpA	3,867,871	18,800,661
Eni SpA	1,577,715	28,431,327
Fiat Chrysler Automobiles NV (I)	319,079	5,104,076
Finmeccanica SpA (I)	329,443	4,379,853
Mediaset SpA	628,123	3,032,993
Recordati SpA	9,591	201,778
Snam SpA	332,920	1,648,954
Telecom Italia SpA (I)	8,567,579	10,537,283
Telecom Italia SpA	6,291,043	6,227,780
Japan 21.6%		378,750,935
Aeon Company, Ltd.	120,300	1,603,941
Aisin Seiki Company, Ltd.	32,000	1,470,976
Asahi Glass Company, Ltd.	206,000	1,341,506
Asahi Kasei Corp.	157,000	1,388,807
Asatsu-DK, Inc.	5,100	129,478
Bridgestone Corp.	35,500	1,473,420
Brother Industries, Ltd.	11,000	171,417
Canon, Inc.	299,900	10,349,024
Central Japan Railway Company	24,000	4,159,265
CyberAgent, Inc.	37,900	1,754,575
Daihatsu Motor Company, Ltd.	47,900	698,459
Daiichi Sankyo Company, Ltd.	5,400	101,589
Daito Trust Construction Company, Ltd.	25,700	2,851,942
Daiwabo Holdings Company, Ltd.	321,000	616,217
DeNa Company, Ltd.	166,161	3,538,975
Fuji Heavy Industries, Ltd.	83,516	3,135,184
Fuji Oil Company, Ltd.	50,500	799,351
FUJIFILM Holdings Corp.	90,200	3,432,316
Gree, Inc. (L)	521,200	3,260,317
Gunze, Ltd.	86,000	229,902
Hanwa Company, Ltd.	322,000	1,430,136
Haseko Corp.	378,800	4,404,457
Hitachi Chemical Company, Ltd.	27,900	549,968
Honda Motor Company, Ltd.	425,303	14,624,072
Hoya Corp.	67,300	2,474,415
Inpex Corp.	541,300	6,640,172
ITOCHU Corp.	857,600	11,526,344
Japan Tobacco, Inc.	81,889	2,971,749
JFE Holdings, Inc.	127,200	3,090,584
JSR Corp.	27,300	495,491
JX Holdings, Inc.	788,000	3,474,410
K's Holdings Corp.	116,900	4,379,764
Kawasaki Kisen Kaisha, Ltd.	1,175,000	2,966,432
KDDI Corp.	355,000	7,991,295
Keyence Corp.	4,800	2,575,115
Kobe Steel, Ltd.	1,434,000	2,677,088

4SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Japan (continued)
Kohnan Shoji Company, Ltd.	23,200	$264,286
Kuraray Company, Ltd.	19,700	257,681
Kyocera Corp.	346,800	18,819,125
Leopalace21 Corp. (I)	550,900	3,170,939
Marubeni Corp.	1,146,624	6,691,835
Medipal Holdings Corp.	117,335	1,809,462
Mitsubishi Chemical Holdings Corp.	532,249	3,338,208
Mitsubishi Corp.	792,495	17,701,091
Mitsubishi Electric Corp.	158,000	2,157,704
Mitsubishi UFJ Financial Group, Inc.	345,600	2,548,386
Mitsui & Company, Ltd.	931,700	13,029,616
Mitsui Engineering & Shipbuilding Company, Ltd.	976,000	1,750,041
Mitsui OSK Lines, Ltd.	734,000	2,511,297
Murata Manufacturing Company, Ltd.	16,200	2,625,763
Nidec Corp.	20,200	1,470,322
Nippon Electric Glass Company, Ltd.	169,000	893,463
Nippon Light Metal Holdings Company, Ltd.	156,600	274,670
Nippon Paper Industries Company, Ltd.	191,700	3,382,825
Nippon Steel & Sumitomo Metal Corp.	685,000	1,875,324
Nippon Telegraph & Telephone Corp.	283,100	19,579,075
Nippon Yusen KK	485,000	1,459,866
Nipro Corp.	48,400	465,175
Nissan Motor Company, Ltd.	5,378,267	55,857,828
Nitori Holdings Company, Ltd.	50,900	3,907,505
North Pacific Bank, Ltd.	56,100	235,137
NTT DOCOMO, Inc.	651,943	11,714,468
Osaka Gas Company, Ltd.	143,000	571,209
Otsuka Holdings Company, Ltd.	42,900	1,338,637
Panasonic Corp.	161,100	2,358,049
Resona Holdings, Inc.	573,300	3,269,162
Ricoh Company, Ltd.	217,100	2,255,627
Ryohin Keikaku Company, Ltd.	19,400	3,280,505
Seiko Epson Corp.	159,500	2,937,039
Sekisui House, Ltd.	119,400	1,987,265
Showa Denko KK	409,000	572,095
SMC Corp.	7,400	2,231,455
Sojitz Corp.	2,920,300	7,261,928
Sumitomo Corp.	784,900	9,309,848
Sumitomo Heavy Industries, Ltd.	150,000	981,241
Sumitomo Metal Mining Company, Ltd.	199,000	3,061,187
Sumitomo Mitsui Financial Group, Inc.	56,500	2,563,933
Sumitomo Rubber Industries, Ltd.	42,800	752,539
Takeda Pharmaceutical Company, Ltd.	118,589	5,752,999
The Yokohama Rubber Company, Ltd.	49,000	551,323
Tokyo Electric Power Company, Inc. (I)	661,900	3,764,954
TonenGeneral Sekiyu KK	62,133	585,728
Tosoh Corp.	388,000	2,312,458
Toyota Motor Corp.	181,200	12,499,265
Toyota Tsusho Corp.	219,500	6,131,747
Ube Industries, Ltd.	310,000	547,231
UNY Group Holdings Company, Ltd.	327,300	1,833,358
West Japan Railway Company	35,000	2,075,627

SEE NOTES TO FUND'S INVESTMENTS5

International Core Fund

	Shares	Value
Japan (continued)
Yamada Denki Company, Ltd. (L)	1,285,479	$5,395,281
Luxembourg 0.2%		2,884,804
ArcelorMittal (L)	270,580	2,884,804
Netherlands 6.1%		106,161,575
Aegon NV	294,444	2,245,671
Boskalis Westminster NV	9,658	477,882
Corbion NV	33,262	644,955
Delta Lloyd NV	93,632	1,625,049
Heineken NV	36,258	2,837,177
ING Groep NV	141,122	2,330,140
Koninklijke Ahold NV	473,096	9,610,181
Koninklijke BAM Groep NV (I)	100,858	394,259
Koninklijke DSM NV	27,849	1,648,678
Koninklijke KPN NV	967,165	3,506,216
PostNL NV (I)	742,419	3,365,862
Royal Dutch Shell PLC, A Shares	1,635,474	48,750,806
Royal Dutch Shell PLC, B Shares	930,090	28,143,337
SNS REAAL NV (I)	69,009	0
Wolters Kluwer NV	18,703	581,362
New Zealand 0.0%		482,897
Chorus, Ltd. (I)	215,150	482,897
Norway 1.6%		27,882,481
Orkla ASA	34,430	270,025
Statoil ASA	669,172	12,493,842
Telenor ASA	245,664	5,561,935
TGS Nopec Geophysical Company ASA	94,935	2,393,538
Yara International ASA	142,170	7,163,141
Portugal 0.3%		6,076,382
EDP - Energias de Portugal SA	1,557,577	6,076,382
Singapore 0.2%		2,688,927
Golden Agri-Resources, Ltd.	8,650,500	2,688,927
Spain 4.5%		78,962,346
ACS Actividades de Construccion y Servicios SA	102,435	3,300,009
Enagas SA	103,503	2,974,810
Endesa SA	70,569	1,318,753
Ferrovial SA	108,970	2,351,859
Gas Natural SDG SA	229,951	5,652,299
Iberdrola SA	2,162,393	14,943,990
Indra Sistemas SA	27,112	262,540
Red Electrica Corp. SA	14,953	1,256,897
Repsol SA	587,837	11,190,102
Telefonica SA	2,519,421	35,711,087
Sweden 1.7%		29,901,211
Investor AB, B Shares	57,362	2,267,005
NCC AB, B Shares	56,478	1,757,567
Sandvik AB	154,844	1,866,801
Securitas AB, B Shares	34,798	473,248
Skanska AB, B Shares	107,883	2,248,373

6SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Sweden (continued)
Tele2 AB, B Shares	37,099	$436,773
Telefonaktiebolaget LM Ericsson, B Shares	754,282	8,489,881
TeliaSonera AB	1,549,198	9,141,496
Volvo AB, B Shares	247,697	3,220,067
Switzerland 2.1%		36,880,647
ABB, Ltd. (I)	445,965	9,778,695
Actelion, Ltd. (I)	15,161	2,120,817
Holcim, Ltd. (I)	47,690	3,765,271
Nestle SA	195,115	15,116,923
Swisscom AG	6,096	3,533,821
Zurich Insurance Group AG (I)	8,036	2,565,120
United Kingdom 20.9%		366,938,773
AstraZeneca PLC	842,143	56,714,380
Aviva PLC	318,465	2,554,399
BAE Systems PLC	1,023,107	8,070,643
Balfour Beatty PLC	131,474	500,789
BG Group PLC	288,206	5,023,570
BP PLC	10,159,562	70,301,287
British American Tobacco PLC	381,908	21,094,665
BT Group PLC	1,517,850	10,381,300
Carillion PLC	87,734	444,981
Centrica PLC	2,866,010	12,143,124
Compass Group PLC	332,626	5,825,592
GlaxoSmithKline PLC	1,719,482	38,205,461
Home Retail Group PLC	907,372	2,187,131
Imperial Tobacco Group PLC	72,683	3,748,086
J Sainsbury PLC	337,082	1,300,730
Kingfisher PLC	559,194	3,172,705
Marks & Spencer Group PLC	603,367	5,382,695
Next PLC	25,958	2,985,645
Pearson PLC	267,407	5,351,513
Prudential PLC	92,217	2,298,001
Reckitt Benckiser Group PLC	204,287	18,450,266
SSE PLC	170,554	4,343,284
Tesco PLC	4,716,303	15,377,856
The Sage Group PLC	97,488	847,779
Trinity Mirror PLC	8,167	19,590
Unilever NV	102,794	4,391,662
Unilever PLC	232,055	10,264,466
Vodafone Group PLC	11,875,655	46,421,744
WM Morrison Supermarkets PLC	1,218,228	3,188,230
WPP PLC	251,721	5,947,199
United States 1.0%		16,782,188
Valeant Pharmaceuticals International, Inc. (I)	70,286	16,782,188
Preferred securities 1.3%		$22,768,874
(Cost $20,127,912)
Germany 1.3%		22,768,874
Porsche Automobil Holding SE	123,285	10,902,811
Volkswagen AG	48,828	11,866,063

SEE NOTES TO FUND'S INVESTMENTS7

International Core Fund

	Yield (%)		Shares	Value
Securities lending collateral 7.3%				$128,071,333
(Cost $128,070,927)
United States 7.3%				128,071,333
John Hancock Collateral Trust (W)	0.1434(Y	)	12,800,477	128,071,333
Short-term investments 2.1%				$36,311,277
(Cost $36,311,277)
Money market funds 2.1%				36,311,277
JPMorgan U.S. Treasury Plus Money Market Fund	0.0100(Y	)	36,311,277	36,311,277
Total investments (Cost $1,832,083,006)† 106.6%				$1,868,660,345
Other assets and liabilities, net (6.6%)				($115,881,889)
Total net assets 100.0%				$1,752,778,456

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $121,396,348.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,862,541,577. Net unrealized appreciation aggregated $6,118,768, of which $89,330,563 related to appreciated investment securities and $83,211,795 related to depreciated investment securities.

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$4,151,782	—	$4,026,583	$125,199
Austria	6,849,932	—	6,849,932	—
Belgium	16,786,975	—	16,786,975	—
Canada	18,698,786	$18,698,786	—	—
Denmark	17,335,491	—	17,335,491	—
Finland	14,955,457	—	14,955,457	—
France	273,671,848	—	273,671,848	—
Germany	161,032,118	—	161,032,118	—
Hong Kong	14,575,039	—	13,928,099	646,940
Ireland	7,218,018	27,469	7,190,549	—
Israel	12,055,539	8,921,016	3,134,523	—
Italy	79,784,710	—	79,784,710	—
Japan	378,750,935	—	378,750,935	—
Luxembourg	2,884,804	—	2,884,804	—
Netherlands	106,161,575	—	106,161,575	—
New Zealand	482,897	—	482,897	—
Norway	27,882,481	—	27,882,481	—
Portugal	6,076,382	—	6,076,382	—
Singapore	2,688,927	—	2,688,927	—
Spain	78,962,346	—	78,962,346	—
Sweden	29,901,211	—	29,901,211	—
Switzerland	36,880,647	—	36,880,647	—
United Kingdom	366,938,773	—	366,938,773	—
United States	16,782,188	16,782,188	—	—

9

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Germany	22,768,874	—	22,768,874	—
Securities lending collateral	128,071,333	128,071,333	—	—
Short-term investments	36,311,277	36,311,277	—	—
Total investments in securities	$1,868,660,345	$208,812,069	$1,659,076,137	$772,139

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

10

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	66Q1	05/15
This report is for the information of the shareholders of John Hancock International Core Fund.		7/15

John Hancock

International Growth Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	International Growth Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 96.1%		$749,962,457
(Cost $708,442,564)
Belgium 2.0%		15,143,969
Anheuser-Busch InBev NV	125,510	15,143,969
Canada 1.8%		13,737,688
Magna International, Inc. (L)	239,040	13,737,688
China 9.2%		71,993,339
AAC Technologies Holdings, Inc.	1,534,990	8,548,812
Baidu, Inc., ADR (I)	40,478	7,990,357
China Construction Bank Corp., H Shares	10,298,540	10,321,905
Lenovo Group, Ltd.	5,045,529	7,979,110
PICC Property & Casualty Company, Ltd., H Shares	4,988,450	11,409,352
Tencent Holdings, Ltd.	902,270	17,993,889
Vipshop Holdings, Ltd., ADR (I)	310,369	7,749,914
Denmark 5.6%		43,732,629
DSV A/S	311,304	10,808,237
Novo Nordisk A/S, Class B	360,268	20,438,113
Pandora A/S	124,528	12,486,279
Finland 1.1%		8,864,257
Sampo OYJ, A Shares	187,961	8,864,257
France 3.0%		23,437,457
L'Oreal SA	68,099	12,843,551
Safran SA	149,870	10,593,906
Germany 2.3%		17,550,019
ProSiebenSat.1 Media AG	193,384	9,261,079
United Internet AG	177,458	8,288,940
Hong Kong 5.0%		39,278,193
AIA Group, Ltd.	2,605,300	17,102,579
Guangdong Investment, Ltd.	5,388,405	7,537,007
Hong Kong Exchange & Clearing, Ltd.	381,500	14,638,607
India 4.7%		36,606,231
Axis Bank, Ltd., GDR	189,892	8,774,093
HCL Technologies, Ltd.	687,788	10,697,270
HDFC Bank, Ltd., ADR	126,573	7,546,282
ICICI Bank, Ltd., ADR	908,010	9,588,586
Ireland 2.1%		16,517,233
ICON PLC (I)	103,890	6,739,344
Medtronic PLC	128,117	9,777,889
Israel 1.3%		10,035,762
Check Point Software Technologies, Ltd. (I)	118,458	10,035,762
Japan 4.9%		38,254,411
Astellas Pharma, Inc.	675,390	9,802,429
Daito Trust Construction Company, Ltd.	80,375	8,919,255
Fuji Heavy Industries, Ltd.	245,100	9,201,034
Ono Pharmaceutical Company, Ltd.	94,620	10,331,693
Netherlands 4.2%		32,386,350
ASML Holding NV	120,107	13,444,001

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Fund

			Shares	Value
Netherlands (continued)
	NXP Semiconductors NV (I)		103,678	$11,637,856
	Sensata Technologies Holding NV (I)		132,592	7,304,493
Sweden 1.0%				8,054,796
	Electrolux AB, Series B		263,770	8,054,796
Switzerland 14.3%				111,664,089
	Givaudan SA (I)		4,626	8,474,917
	Julius Baer Group, Ltd. (I)		151,313	8,260,852
	Novartis AG		283,049	29,049,743
	Partners Group Holding AG		35,252	11,054,123
	Roche Holding AG		92,953	28,338,692
	UBS Group AG		784,127	16,875,820
	Zurich Insurance Group AG (I)		30,106	9,609,942
Taiwan 5.3%				41,273,420
	Catcher Technology Company, Ltd.		322,000	3,758,863
	Catcher Technology Company, Ltd., GDR		83,116	4,851,912
	Largan Precision Company, Ltd.		116,230	12,894,597
	Taiwan Semiconductor Manufacturing Company, Ltd., ADR		814,170	19,768,048
Thailand 0.9%				7,319,537
	Kasikornbank PCL		1,265,800	7,319,537
United Kingdom 24.0%				187,446,884
	Aon PLC		101,520	10,275,854
	AstraZeneca PLC		134,702	9,071,548
	BAE Systems PLC		914,177	7,211,364
	Compass Group PLC		717,294	12,562,645
	Direct Line Insurance Group PLC		1,799,797	9,279,397
	Hikma Pharmaceuticals PLC		226,726	7,206,751
	IG Group Holdings PLC		966,442	11,564,362
	Imperial Tobacco Group PLC		206,668	10,657,367
	Next PLC		103,746	11,932,687
	Persimmon PLC (I)		362,337	10,895,404
	Prudential PLC		495,312	12,342,926
	Reckitt Benckiser Group PLC		147,893	13,357,018
	Schroders PLC		142,767	7,374,291
	Sky PLC		751,769	12,132,746
	Smith & Nephew PLC		481,021	8,536,151
	St. James's Place PLC		808,771	11,295,189
	The Sage Group PLC		1,476,013	12,835,761
	WPP PLC		377,354	8,915,423
United States 3.4%				26,666,193
	Actavis PLC (I)		24,696	7,576,980
	Amdocs, Ltd.		173,663	9,525,414
	WABCO Holdings, Inc. (I)		75,651	9,563,799
	Yield (%)		Shares	Value
Securities lending collateral 1.5%				$11,857,869
(Cost $11,857,901)
John Hancock Collateral Trust (W)	0.1434(Y	)	1,185,171	11,857,869
Total investments (Cost $720,300,465)† 97.6%				$761,820,326
Other assets and liabilities, net 2.4%				$18,949,989
Total net assets 100.0%				$780,770,315

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $11,222,722.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $720,749,490. Net unrealized appreciation aggregated $41,070,836, of which $46,982,843 related to appreciated investment securities and $5,912,007 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-15:

Financials	27.2%
Information technology	20.5%
Health care	18.8%
Consumer discretionary	15.0%
Consumer staples	6.7%
Industrials	5.8%
Materials	1.1%
Utilities	1.0%
Short-Term Investments and Other	3.9%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Belgium	$15,143,969	—	$15,143,969	—
Canada	13,737,688	$13,737,688	—	—
China	71,993,339	15,740,271	56,253,068	—
Denmark	43,732,629	—	43,732,629	—
Finland	8,864,257	—	8,864,257	—
France	23,437,457	—	23,437,457	—
Germany	17,550,019	—	17,550,019	—
Hong Kong	39,278,193	—	39,278,193	—
India	36,606,231	25,908,961	10,697,270	—
Ireland	16,517,233	16,517,233	—	—
Israel	10,035,762	10,035,762	—	—
Japan	38,254,411	—	38,254,411	—
Netherlands	32,386,350	18,942,349	13,444,001	—
Sweden	8,054,796	—	8,054,796	—
Switzerland	111,664,089	—	111,664,089	—
Taiwan	41,273,420	24,619,960	16,653,460	—
Thailand	7,319,537	—	7,319,537	—
United Kingdom	187,446,884	10,275,854	177,171,030	—
United States	26,666,193	26,666,193	—	—
Securities lending collateral	11,857,869	11,857,869	—	—
Total investments in securities	$761,820,326	$174,302,140	$587,518,186	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q1	05/15
This report is for the information of the shareholders of John Hancock International Growth Fund.		7/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:    July 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:    July 17, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:    July 17, 2015